Annex 1 (Tables)	12 Months Ended
Dec. 31, 2024
Annex 1 [Abstract]
Schedule Of Acronyms For Spectrum Portfolio

BRAZIL'S SPECTRUM PORTFOLIO: MEANING OF THE STATES, REGIONS AND SECTORS ACRONYMS
Acronym	State
AC	Acre
AL	Alagoas
AP	Amapá
AM	Amazonas
BA	Bahia
CE	Ceara
DF	Distrito Federal
ES	Espírito Santo
GO	Goiás
MA	Maranhão
MT	Mato Grosso
MS	Mato Grosso do Sul
MG	Minas Gerais
PA	Pará
PB	Paraíba
PR	Paraná
PE	Pernambuco
PI	Piauí
RJ	Rio de Janeiro
RN	Rio Grande do Norte
RS	Rio Grande do Sul
RO	Rondônia
RR	Roraima
SC	Santa Catarina
SP	São Paulo
SE	Sergipe
TO	Tocantins

Regions	States & towns included in the regions
1	SP (City)
2	SP (Interior)
2'	SP - towns of sector 33 of the GPLG
3	RJ and ES
4	MG
4'	MG - towns of sector 3 of the GPLG
5	PR and SC
5'	PR - towns of sector 20 of the GPLG
6	RS
6'	RS - towns of sector 30 of the GPLG
7	AC, DF, GO, MS, MT, RO and TO
7'	GO - towns of sector 25 of the GPLG
7''	MS - towns of sector 22 of the GPLG
8	AM, AP, MA, PA and RR
9	BA and SE
10	AL, CE, PB, PE, PI and RN

Sectors	GPLG - general plan of the licenses granted (geographic areas that correspond to the sectors)
1	RJ
2	MG - except towns included in sector 3
3	MG - towns of Araporã, Araújo, Campina Verde, Campo Florido, Campos Altos, Canálopis, Capinópolis, Carmo do Paranaíba, Carneirinhos, Centralina, Comendador Gomes, Conceição das Alagoas, Córrego Danta, Cruzeiro da Fortaleza, Delta, Frutal, Gurinhatã, Ibiraci, Igaratinga, Iguatama, Indianópolis, Ipiaçú, Itapagipe, Ituiutaba, Iturama, Lagamar, Lagoa Formosa, Lagoa Grande, Limeira D'Oeste, Luz, Maravilhas, Moema, Monte Alegre de Minas, Monte Santo de Minas, Nova Ponte, Nova Serrana, Papagaios, Pará de Minas, Patos de Minas, Pedrinópolis, Pequi, Perdigão, Pirajuba, Pitangui, Planura, Prata, Presidente Olegário, Rio Paranaíba, Santa Juliana, Santa Vitória, São Francisco de Sales, São José da Varginha, Tupaciguara, Uberaba, Uberlândia, União de Minas & Vazante
4	ES
5	BA
6	SE
7	AL
8	PE
9	PB
10	RN
11	CE
12	PI
13	MA
14	PA
15	AP
16	AM
17	RR
18	SC
19	PR –except towns included of sector 20
20	PR – towns of Londrina and Tamarana
21	MS – except the town integrating of sector 22
22	MS – town of Paranaíba
23	MT
24	TO and GO – except towns included in sector 25
25	GO – towns of Buriti Alegre, Cachoeira Dourada, Inaciolândia, Itumbiara, Paranaiguara and São Simão
26	DF
27	RO
28	AC
29	RS
30	RS – towns of Pelotas, Capão do Leão, Morro Redondo and Turuçu
31	SP – except the towns included in sector 33
33	SP – towns of Altinópolis, Aramina, Batatais, Brodosqui, Buritizal, Cajuru, Cássia dos Coqueiros, Colômbia, Franca, Guaíra, Guará, Ipuã, Ituverava, Jardinópolis, Miguelópolis, Morro Agudo, Nuporanga, Orlândia, Ribeirão Corrente, Sales de Oliveira, Santa Cruz da Esperança, Santo Antônio da Alegria and São Joaquim da Barra